Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.7%
Issuer	Shares	Value ($)
Argentina 2.5%
Globant SA(a)	7,738	2,174,456
MercadoLibre, Inc.(a)	4,343	7,293,634
Total		9,468,090
Brazil 5.6%
Afya Ltd., Class A(a)	113,525	2,240,984
Banco BTG Pactual SA	515,579	2,366,887
Hapvida Participacoes e Investimentos SA	325,854	813,176
Itaú Unibanco Holding SA, ADR	215,517	1,135,775
Localiza Rent a Car SA	262,999	2,645,565
Locaweb Servicos de Internet SA	634,638	2,668,725
Magazine Luiza SA	630,588	1,662,809
Notre Dame Intermedica Participacoes SA	86,557	1,182,226
Pagseguro Digital Ltd., Class A(a)	81,747	4,227,955
XP, Inc., Class A(a)	67,523	2,712,399
Total		21,656,501
Canada 0.6%
Parex Resources, Inc.	122,819	2,234,131
China 27.6%
Alibaba Group Holding Ltd., ADR(a)	80,158	11,867,392
BeiGene Ltd., ADR(a)	3,024	1,097,712
Beijing Kingsoft Office Software, Inc., Class A	46,823	2,027,117
Bilibili, Inc., ADR(a)	33,966	2,247,530
Burning Rock Biotech Ltd., ADR(a)	36,754	657,161
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Tourism Group Duty Free Corp., Ltd., Class A	43,500	1,742,812
Country Garden Services Holdings Co., Ltd.	940,000	7,427,826
Everest Medicines Ltd.(a)	192,000	1,212,408
Glodon Co., Ltd., Class A	129,000	1,330,771
JD.com, Inc., ADR(a)	112,335	8,115,080
Jinke Smart Services Group Co., Ltd., Class H	250,700	1,391,289
Kingdee International Software Group Co., Ltd.(a)	652,150	2,171,438
Kweichow Moutai Co., Ltd., Class A	8,100	2,286,294
Li Ning Co., Ltd.	430,000	4,956,069
Medlive Technology Co., Ltd.(a),(d)	225,254	1,089,428
Meituan, Class B(a)	60,800	1,940,824
Midea Group Co., Ltd., Class A	212,300	2,282,785
Common Stocks (continued)
Issuer	Shares	Value ($)
NetEase, Inc., ADR	22,737	1,941,740
New Horizon Health Ltd.(a)	261,000	1,135,396
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	34,300	2,047,478
Shenzhou International Group Holdings Ltd.	171,000	3,629,214
Silergy Corp.	16,000	2,327,257
Skshu Paint Co., Ltd.	77,053	1,188,236
Songcheng Performance Development Co., Ltd., Class A	1,267,300	2,748,693
Tencent Holdings Ltd.	323,801	19,330,518
WuXi AppTec Co., Ltd., Class H	218,439	5,085,222
WuXi Biologics Cayman, Inc.(a)	547,500	8,880,612
Xpeng, Inc., ADR(a)	73,822	2,623,634
Zai Lab Ltd., ADR(a)	16,558	1,745,048
Total		106,526,985
Hong Kong 2.7%
AIA Group Ltd.	322,600	3,711,322
Techtronic Industries Co., Ltd.	339,003	6,699,228
Total		10,410,550
Hungary 1.5%
OTP Bank Nyrt(a)	77,024	4,506,913
Richter Gedeon Nyrt	41,610	1,137,919
Total		5,644,832
India 13.9%
Apollo Hospitals Enterprise Ltd.	61,323	3,690,485
Asian Paints Ltd.	49,228	2,145,892
AU Small Finance Bank Ltd.(a)	114,376	1,789,252
Avenue Supermarts Ltd.(a)	53,399	3,048,162
Bajaj Finance Ltd.	38,520	3,963,647
Balkrishna Industries Ltd.	71,678	2,436,337
Cholamandalam Investment and Finance Co., Ltd.	175,139	1,322,145
Divi’s Laboratories Ltd.	17,902	1,155,848
Dixon Technologies India Ltd.	55,824	3,445,398
Eicher Motors Ltd.	40,572	1,517,676
Godrej Properties Ltd.(a)	35,697	1,106,631
HDFC Bank Ltd., ADR	57,586	4,208,961
HDFC Life Insurance Co., Ltd.	233,708	2,269,197
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
InterGlobe Aviation Ltd.(a)	59,739	1,623,332
Jubilant Foodworks Ltd.	30,519	1,657,204
Kotak Mahindra Bank Ltd.	98,554	2,652,328
Mindtree Ltd.	68,797	3,874,119
PVR Ltd.(a)	81,315	1,742,551
Reliance Industries Ltd.	264,900	8,965,491
SBI Cards & Payment Services Ltd.(a)	78,754	1,086,164
Total		53,700,820
Indonesia 4.6%
PT Ace Hardware Indonesia Tbk	15,590,300	1,376,960
PT Bank BTPN Syariah Tbk	8,303,300	2,003,783
PT Bank Central Asia Tbk	2,223,200	5,415,088
PT Bank Jago Tbk(a)	1,417,400	1,491,131
PT Bank Rakyat Indonesia Persero Tbk	28,177,939	7,510,739
Total		17,797,701
Kazakhstan 0.5%
Kaspi.KZ JSC, GDR(b),(c),(d)	19,550	2,076,210
Luxembourg 0.2%
Global Fashion Group SA(a)	78,034	869,106
Philippines 0.5%
Ayala Land, Inc.	2,972,900	1,952,404
Poland 1.3%
Allegro.eu SA(a)	96,809	1,408,109
Dino Polska SA(a)	43,499	3,633,256
Total		5,041,365
Russian Federation 8.8%
Detsky Mir PJSC	947,668	1,694,697
Fix Price Group Ltd., GDR(d)	522,946	4,698,670
Lukoil PJSC, ADR	63,991	6,077,505
Ozon Holdings PLC, ADR(a)	76,906	3,879,907
Sberbank of Russia PJSC, ADR	435,368	8,116,804
TCS Group Holding PLC, GDR	36,574	3,325,730
Yandex NV, Class A(a)	76,004	6,056,759
Total		33,850,072
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 1.7%
Capitec Bank Holdings Ltd.	21,315	2,574,856
Clicks Group Ltd.	45,218	833,870
Naspers Ltd., Class N	18,758	3,100,318
Total		6,509,044
South Korea 11.0%
Coupang, Inc.(a)	51,718	1,440,346
Ecopro BM Co., Ltd.	6,932	2,691,423
Kakao Corp.	36,181	3,558,334
KakaoBank Corp.(a)	5,095	294,340
NAVER Corp.	11,340	3,679,455
Pearl Abyss Corp.(a)	27,044	1,826,012
Samsung Biologics Co., Ltd.(a)	3,290	2,414,178
Samsung Electro-Mechanics Co., Ltd.	25,999	3,847,244
Samsung Electronics Co., Ltd.	248,184	15,386,068
Samsung SDI Co., Ltd.	6,765	4,036,812
SK Hynix, Inc.	36,723	3,143,721
Total		42,317,933
Taiwan 12.4%
Delta Electronics	249,000	2,231,082
Hon Hai Precision Industry Co., Ltd.	786,000	2,933,833
MediaTek, Inc.	250,000	8,046,873
Sea Ltd. ADR(a)	18,337	5,844,552
Taiwan Semiconductor Manufacturing Co., Ltd.	1,319,838	27,297,005
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	14,772	1,649,294
Total		48,002,639
Thailand 0.7%
Muangthai Capital PCL, Foreign Registered Shares	1,639,600	2,800,372
Uruguay 0.6%
Dlocal Ltd.(a)	45,896	2,504,086
Total Common Stocks (Cost $235,910,226)		373,362,841

Preferred Stocks 2.6%
Issuer	Shares	Value ($)
Brazil 1.4%
Azul SA(a)	807,671	5,398,563

2	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2021 (Unaudited)
Preferred Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.2%
Samsung Electronics Co., Ltd.	84,004	4,900,685
Total Preferred Stocks (Cost $6,231,294)		10,299,248

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(e),(f)	4,917,969	4,917,477
Total Money Market Funds (Cost $4,917,477)		4,917,477
Total Investments in Securities (Cost $247,058,997)		388,579,566
Other Assets & Liabilities, Net		(2,447,754)
Net Assets		$386,131,812
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $2,076,211, which represents 0.54% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $7,864,308, which represents 2.04% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	1,289,633	94,263,571	(90,635,727)	—	4,917,477	—	2,365	4,917,969
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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